Property, plant and equipment, net (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021	Mar. 31, 2020
Property, plant and equipment
Property, plant and equipment, net	€ 23,230	€ 23,719
Thereof pledged assets of Property, Plant and Equipment	11,821	12,261
European Investment Bank
Property, plant and equipment
Thereof pledged assets of Property, Plant and Equipment			€ 10,000
Property | Leased assets
Property, plant and equipment
Property, plant and equipment, net	17,413	18,048
Production equipment
Property, plant and equipment
Property, plant and equipment, net	4,517	4,329
Other PPE
Property, plant and equipment
Property, plant and equipment, net	778	894
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment, net	€ 522	€ 448